UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-07507

DWS Investments VIT Funds

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 03/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS Equity 500 Index VIP

(formerly Scudder VIT Equity 500 Index Fund)

	Shares	Value ($)

Common Stocks 99.4%
Consumer Discretionary 10.2%
Auto Components 0.2%
Cooper Tire & Rubber Co.	6,549	93,913
Goodyear Tire & Rubber Co.* (a)	18,794	272,137
Johnson Controls, Inc.	20,646	1,567,651

		1,933,701
Automobiles 0.3%
Ford Motor Co.	198,175	1,577,473
General Motors Corp. (a)	60,066	1,277,604
Harley-Davidson, Inc.	28,786	1,493,418

		4,348,495
Distributors 0.1%
Genuine Parts Co.	17,909	784,951
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	14,944	784,710
H&R Block, Inc.	34,696	751,168

		1,535,878
Hotels Restaurants & Leisure 1.5%
Carnival Corp.	46,146	2,185,936
Darden Restaurants, Inc.	13,854	568,429
Harrah's Entertainment, Inc.	19,519	1,521,701
Hilton Hotels Corp.	35,032	891,915
International Game Technology	35,756	1,259,326
Marriott International, Inc. "A"	17,320	1,188,152
McDonald's Corp.	132,791	4,562,699
Starbucks Corp.*	80,628	3,034,838
Starwood Hotels & Resorts Worldwide, Inc.	22,825	1,545,937
Wendy's International, Inc.	12,111	751,609
YUM! Brands, Inc.	29,158	1,424,660

		18,935,202
Household Durables 0.8%
Black & Decker Corp.	8,122	705,721
Centex Corp.	13,035	808,040
D.R. Horton, Inc.	29,100	966,702
Fortune Brands, Inc.	15,555	1,254,200
Harman International Industries, Inc.	7,100	789,023
KB Home	8,292	538,814
Leggett & Platt, Inc.	19,064	464,590
Lennar Corp. "A"	14,300	863,434
Maytag Corp.	8,729	186,189
Newell Rubbermaid, Inc.	28,397	715,320
Pulte Homes, Inc.	22,882	879,126
Snap-on, Inc.	4,993	190,333
The Stanley Works	9,056	458,777

Whirlpool Corp.	7,245	662,700

		9,482,969
Internet & Catalog Retail 0.1%
Amazon.com, Inc.*	32,628	1,191,248
Leisure Equipment & Products 0.2%
Brunswick Corp.	9,606	373,289
Eastman Kodak Co.	30,707	873,307
Hasbro, Inc.	17,986	379,505
Mattel, Inc.	41,998	761,424

		2,387,525
Media 3.2%
CBS Corp. "B"	82,087	1,968,446
Clear Channel Communications, Inc.	55,052	1,597,058
Comcast Corp. "A"*	226,058	5,913,677
Dow Jones & Co., Inc.	6,261	246,057
E.W. Scripps Co. "A"	9,100	406,861
Gannett Co., Inc.	25,342	1,518,493
Interpublic Group of Companies, Inc.*	45,497	434,951
Knight Ridder, Inc.	7,100	448,791
McGraw-Hill Companies, Inc.	38,764	2,233,582
Meredith Corp.	4,124	230,078
New York Times Co. "A"	14,510	367,248
News Corp. "A"	253,754	4,214,854
Omnicom Group, Inc.	19,016	1,583,082
Time Warner, Inc.	476,230	7,995,902
Tribune Co.	27,783	762,088
Univision Communications, Inc. "A"*	23,793	820,145
Viacom, Inc. "B"*	81,687	3,169,456
Walt Disney Co.	203,570	5,677,567

		39,588,336
Multiline Retail 1.1%
Big Lots, Inc.*	10,092	140,884
Dillard's, Inc. "A"	6,451	167,984
Dollar General Corp.	33,684	595,196
Family Dollar Stores, Inc.	16,370	435,442
Federated Department Stores, Inc.	28,454	2,077,142
J.C. Penney Co., Inc.	24,622	1,487,415
Kohl's Corp.*	36,578	1,939,000
Nordstrom, Inc.	23,148	906,939
Sears Holdings Corp.*	10,643	1,407,430
Target Corp.	92,910	4,832,249

		13,989,681
Specialty Retail 2.2%
AutoNation, Inc.*	19,300	415,915
AutoZone, Inc.*	5,991	597,243
Bed Bath & Beyond, Inc.*	29,816	1,144,934
Best Buy Co., Inc.	42,936	2,401,411
Circuit City Stores, Inc.	16,230	397,310
Home Depot, Inc.	224,499	9,496,308
Limited Brands, Inc.	37,370	914,070
Lowe's Companies, Inc. (a)	82,650	5,325,966
Office Depot, Inc.*	31,503	1,173,172
OfficeMax, Inc.	7,541	227,512
RadioShack Corp.	14,545	279,700
Staples, Inc.	76,989	1,964,759

The Gap, Inc.	60,932	1,138,210
The Sherwin-Williams Co.	11,889	587,792
Tiffany & Co.	14,900	559,346
TJX Companies, Inc.	48,958	1,215,138

		27,838,786
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.*	40,600	1,403,948
Jones Apparel Group, Inc.	11,394	403,006
Liz Claiborne, Inc.	10,724	439,470
NIKE, Inc. "B"	19,975	1,699,872
VF Corp.	9,587	545,500

		4,491,796
Consumer Staples 9.2%
Beverages 2.0%
Anheuser-Busch Companies, Inc.	82,109	3,511,802
Brown-Forman Corp. "B"	8,780	675,797
Coca-Cola Co.	217,714	9,115,685
Coca-Cola Enterprises, Inc.	32,150	653,931
Constellation Brands, Inc. "A"*	20,600	516,030
Molson Coors Brewing Co. "B"	5,992	411,171
Pepsi Bottling Group, Inc.	15,711	477,457
PepsiCo, Inc.	175,146	10,121,687

		25,483,560
Food & Staples Retailing 2.4%
Albertsons, Inc.	39,391	1,011,167
Costco Wholesale Corp.	50,145	2,715,853
CVS Corp.	86,434	2,581,784
Kroger Co.*	76,663	1,560,859
Safeway, Inc.	47,727	1,198,902
SUPERVALU, Inc.	13,570	418,227
Sysco Corp.	65,457	2,097,897
Wal-Mart Stores, Inc.	264,027	12,472,636
Walgreen Co.	106,996	4,614,737
Whole Foods Market, Inc.	14,700	976,668

		29,648,730
Food Products 1.0%
Archer-Daniels-Midland Co.	69,407	2,335,546
Campbell Soup Co.	19,785	641,034
ConAgra Foods, Inc.	54,505	1,169,677
General Mills, Inc.	37,728	1,912,055
H.J. Heinz Co.	35,479	1,345,364
Kellogg Co.	26,532	1,168,469
McCormick & Co., Inc.	13,114	444,040
Sara Lee Corp.	80,739	1,443,613
The Hershey Co.	18,946	989,550
Tyson Foods, Inc. "A"	26,500	364,110
William Wrigley Jr. Co.	18,747	1,199,808

		13,013,266
Household Products 2.2%
Clorox Co.	16,030	959,395
Colgate-Palmolive Co.	54,421	3,107,439
Kimberly-Clark Corp.	48,747	2,817,577

Procter & Gamble Co.	347,655	20,031,881

		26,916,292
Personal Products 0.2%
Alberto-Culver Co.	8,155	360,696
Avon Products, Inc.	47,570	1,482,757
Estee Lauder Companies, Inc. "A"	12,600	468,594

		2,312,047
Tobacco 1.4%
Altria Group, Inc.	220,670	15,636,676
Reynolds American, Inc.	9,164	966,802
UST, Inc.	17,535	729,456

		17,332,934
Energy 9.6%
Energy Equipment & Services 1.9%
Baker Hughes, Inc.	37,671	2,576,696
BJ Services Co.	34,486	1,193,216
Halliburton Co.	54,391	3,971,631
Nabors Industries Ltd.*	16,548	1,184,506
National-Oilwell Varco, Inc.*	18,400	1,179,808
Noble Corp.	14,595	1,183,654
Rowan Companies, Inc.	11,582	509,145
Schlumberger Ltd.	62,409	7,899,107
Transocean, Inc.*	34,403	2,762,561
Weatherford International Ltd.*	36,544	1,671,888

		24,132,212
Oil, Gas & Consumable Fuels 7.7%
Amerada Hess Corp.	8,450	1,203,280
Anadarko Petroleum Corp.	24,307	2,455,250
Apache Corp.	34,953	2,289,771
Burlington Resources, Inc.	40,040	3,680,076
Chesapeake Energy Corp.	38,700	1,215,567
Chevron Corp.	235,282	13,639,297
ConocoPhillips	145,658	9,198,303
Devon Energy Corp.	46,692	2,856,150
El Paso Corp.	69,854	841,741
EOG Resources, Inc.	25,657	1,847,304
ExxonMobil Corp.	645,504	39,285,373
Kerr-McGee Corp.	12,154	1,160,464
Kinder Morgan, Inc.	10,222	940,322
Marathon Oil Corp.	39,671	3,021,740
Murphy Oil Corp.	17,400	866,868
Occidental Petroleum Corp.	45,544	4,219,652
Sunoco, Inc.	14,216	1,102,735
Valero Energy Corp.	65,372	3,907,938
Williams Companies, Inc.	61,187	1,308,790
XTO Energy, Inc.	38,408	1,673,437

		96,714,058
Financials 20.8%
Banks 6.4%
AmSouth Bancorp.	36,028	974,557
Bank of America Corp.	490,986	22,359,505
BB&T Corp.	57,634	2,259,253
Comerica, Inc.	18,837	1,091,981
Compass Bancshares, Inc.	12,200	617,442

Fifth Third Bancorp. (a)	58,906	2,318,540
First Horizon National Corp.	14,298	595,512
Golden West Financial Corp.	27,087	1,839,207
Huntington Bancshares, Inc.	31,060	749,478
KeyCorp.	42,829	1,576,107
M&T Bank Corp.	8,450	964,483
Marshall & Ilsley Corp.	21,254	926,249
National City Corp.	60,776	2,121,083
North Fork Bancorp., Inc.	50,146	1,445,709
PNC Financial Services Group, Inc.	30,926	2,081,629
Regions Financial Corp.	48,433	1,703,389
Sovereign Bancorp, Inc.	37,618	824,210
SunTrust Banks, Inc.	38,371	2,791,874
Synovus Financial Corp.	31,803	861,543
US Bancorp.	190,354	5,805,797
Wachovia Corp.	170,597	9,561,962
Washington Mutual, Inc.	106,258	4,528,716
Wells Fargo & Co. (a)	177,124	11,312,910
Zions Bancorp.	10,711	886,121

		80,197,257
Capital Markets 3.4%
Ameriprise Financial, Inc.	26,105	1,176,291
Bank of New York Co., Inc.	81,784	2,947,495
Bear Stearns Companies, Inc.	12,030	1,668,561
Charles Schwab Corp.	110,589	1,903,237
E*TRADE Financial Corp.*	42,400	1,143,952
Federated Investors, Inc. "B"	8,900	347,545
Franklin Resources, Inc.	15,852	1,493,892
Janus Capital Group, Inc.	22,371	518,336
Lehman Brothers Holdings, Inc.	28,521	4,122,140
Mellon Financial Corp.	43,775	1,558,390
Merrill Lynch & Co., Inc.	97,072	7,645,391
Morgan Stanley	113,540	7,132,583
Northern Trust Corp.	20,549	1,078,822
State Street Corp.	34,865	2,106,892
T. Rowe Price Group, Inc.	13,860	1,083,991
The Goldman Sachs Group, Inc.	46,033	7,225,340

		43,152,858
Consumer Finance 0.9%
American Express Co.	130,825	6,874,854
Capital One Financial Corp.	31,037	2,499,099
SLM Corp.	44,078	2,289,411

		11,663,364
Diversified Financial Services 4.5%
CIT Group, Inc.	21,124	1,130,556
Citigroup, Inc.	527,631	24,920,012
Countrywide Financial Corp.	63,638	2,335,515
Fannie Mae	102,250	5,255,650
Freddie Mac	73,063	4,456,843
JPMorgan Chase & Co.	368,462	15,342,758
MGIC Investment Corp.	9,442	629,120
Moody's Corp.	25,652	1,833,092

		55,903,546

Insurance 4.7%
ACE Ltd.	32,676	1,699,479
AFLAC, Inc.	52,637	2,375,508
Allstate Corp.	68,956	3,593,297
Ambac Financial Group, Inc.	12,178	969,369
American International Group, Inc.	274,381	18,133,840
Aon Corp.	33,883	1,406,483
Chubb Corp.	20,985	2,002,808
Cincinnati Financial Corp.	17,609	740,811
Genworth Financial, Inc. "A"	39,800	1,330,514
Hartford Financial Services Group, Inc.	32,034	2,580,339
Jefferson-Pilot Corp.	13,508	755,638
Lincoln National Corp.	18,438	1,006,530
Loews Corp.	14,490	1,466,388
Marsh & McLennan Companies, Inc.	57,413	1,685,646
MBIA, Inc.	15,164	911,811
MetLife, Inc. (a)	80,132	3,875,985
Principal Financial Group, Inc.	29,611	1,445,017
Progressive Corp.	20,764	2,164,855
Prudential Financial, Inc.	52,363	3,969,639
Safeco Corp.	13,718	688,781
The St. Paul Travelers Companies, Inc.	72,771	3,041,100
Torchmark Corp.	10,310	588,701
UnumProvident Corp.	31,565	646,451
XL Capital Ltd. "A"	18,577	1,190,971

		58,269,961
Real Estate 0.9%
Apartment Investment & Management Co. "A" (REIT)	9,600	450,240
Archstone-Smith Trust (REIT)	21,800	1,063,186
Boston Properties, Inc. (REIT)	9,600	895,200
Equity Office Properties Trust (REIT)	44,520	1,494,981
Equity Residential (REIT)	30,630	1,433,178
Kimco Realty Corp. (REIT)	21,400	868,626
Plum Creek Timber Co., Inc. (REIT)	18,700	690,591
ProLogis (REIT)	25,700	1,374,950
Public Storage, Inc. (REIT)	8,800	714,824
Simon Property Group, Inc. (REIT)	19,441	1,635,766
Vornado Realty Trust (REIT)	12,600	1,209,600

		11,831,142
Health Care 12.8%
Biotechnology 1.4%
Amgen, Inc.*	123,516	8,985,789
Applera Corp. - Applied Biosystems Group	19,929	540,873
Biogen Idec, Inc.*	36,060	1,698,426
Chiron Corp.*	11,660	534,145
Genzyme Corp.*	27,503	1,848,752
Gilead Sciences, Inc.*	48,886	3,041,687
MedImmune, Inc.*	26,375	964,797

		17,614,469
Health Care Equipment & Supplies 2.0%
Bausch & Lomb, Inc.	5,736	365,383
Baxter International, Inc.	67,003	2,600,387
Becton, Dickinson & Co.	26,278	1,618,199
Biomet, Inc.	26,343	935,703
Boston Scientific Corp.*	62,465	1,439,818

C.R. Bard, Inc.	10,998	745,774
Fisher Scientific International, Inc.*	12,708	864,779
Guidant Corp.	43,286	3,378,905
Hospira, Inc.*	16,720	659,771
Medtronic, Inc.	127,525	6,471,894
Millipore Corp.*	5,115	373,702
PerkinElmer, Inc.	12,836	301,261
St. Jude Medical, Inc.*	38,688	1,586,208
Stryker Corp.	31,082	1,378,176
Thermo Electron Corp.*	16,605	615,880
Waters Corp.*	11,100	478,965
Zimmer Holdings, Inc.*	26,184	1,770,039

		25,584,844
Health Care Providers & Services 3.0%
Aetna, Inc.	59,972	2,947,024
AmerisourceBergen Corp.	21,782	1,051,417
Cardinal Health, Inc.	44,600	3,323,592
Caremark Rx, Inc.*	47,377	2,330,001
CIGNA Corp.	12,835	1,676,508
Coventry Health Care, Inc.*	16,995	917,390
Express Scripts, Inc.*	15,534	1,365,438
HCA, Inc.	41,500	1,900,285
Health Management Associates, Inc. "A"	25,402	547,921
Humana, Inc.*	17,375	914,794
IMS Health, Inc.	21,030	541,943
Laboratory Corp. of America Holdings*	13,291	777,258
Manor Care, Inc.	9,638	427,445
McKesson Corp.	32,315	1,684,581
Medco Health Solutions, Inc.*	32,164	1,840,424
Patterson Companies, Inc.*	14,700	517,440
Quest Diagnostics, Inc.	17,216	883,181
Tenet Healthcare Corp.*	48,500	357,930
UnitedHealth Group, Inc.	143,308	8,005,185
WellPoint, Inc.*	69,788	5,403,685

		37,413,442
Pharmaceuticals 6.4%
Abbott Laboratories	162,682	6,909,105
Allergan, Inc.	15,762	1,710,177
Barr Pharmaceuticals, Inc.*	11,200	705,376
Bristol-Myers Squibb Co.	207,062	5,095,796
Eli Lilly & Co. (a)	119,437	6,604,866
Forest Laboratories, Inc.*	34,695	1,548,438
Johnson & Johnson	314,534	18,626,703
King Pharmaceuticals, Inc.*	25,286	436,183
Merck & Co., Inc.	232,359	8,186,008
Mylan Laboratories, Inc.	23,236	543,722
Pfizer, Inc.	777,789	19,382,502
Schering-Plough Corp.	157,050	2,982,379
Watson Pharmaceuticals, Inc.*	10,755	309,099
Wyeth	142,076	6,893,528

		79,933,882
Industrials 11.5%
Aerospace & Defense 2.4%
Boeing Co.	84,608	6,593,502

General Dynamics Corp.	42,934	2,746,917
Goodrich Corp.	13,061	569,590
Honeywell International, Inc.	87,847	3,757,216
L-3 Communications Holdings, Inc.	12,500	1,072,375
Lockheed Martin Corp.	37,993	2,854,414
Northrop Grumman Corp.	37,431	2,556,163
Raytheon Co.	47,496	2,177,217
Rockwell Collins, Inc.	18,331	1,032,952
United Technologies Corp.	107,300	6,220,181

		29,580,527
Air Freight & Logistics 1.0%
FedEx Corp.	32,065	3,621,421
Ryder System, Inc.	5,952	266,531
United Parcel Service, Inc. "B"	115,458	9,165,056

		13,053,008
Airlines 0.1%
Southwest Airlines Co.	79,495	1,430,115
Building Products 0.2%
American Standard Companies, Inc.	18,964	812,797
Masco Corp.	44,365	1,441,419

		2,254,216
Commercial Services & Supplies 0.7%
Allied Waste Industries, Inc.*	23,375	286,110
Avery Dennison Corp.	11,186	654,157
Cendant Corp.	107,285	1,861,395
Cintas Corp.	15,242	649,614
Equifax, Inc.	13,291	494,957
Monster Worldwide, Inc.*	13,585	677,348
Pitney Bowes, Inc.	23,746	1,019,416
R.R. Donnelley & Sons Co.	22,129	724,061
Robert Half International, Inc.	17,700	683,397
Waste Management, Inc.	58,369	2,060,425

		9,110,880
Construction & Engineering 0.1%
Fluor Corp.	9,225	791,505
Electrical Equipment 0.5%
American Power Conversion Corp.	18,214	420,925
Cooper Industries Ltd. "A"	9,464	822,422
Emerson Electric Co.	43,652	3,650,617
Rockwell Automation, Inc.	18,747	1,348,097

		6,242,061
Industrial Conglomerates 4.1%
3M Co.	79,836	6,042,787
General Electric Co.	1,101,832	38,321,717
Textron, Inc.	13,941	1,301,950
Tyco International Ltd.	213,053	5,726,864

		51,393,318
Machinery 1.5%
Caterpillar, Inc.	70,936	5,093,914
Cummins, Inc.	4,978	523,188
Danaher Corp.	25,065	1,592,881
Deere & Co.	25,012	1,977,199
Dover Corp.	21,702	1,053,849

Eaton Corp.	15,305	1,116,806
Illinois Tool Works, Inc.	21,747	2,094,454
Ingersoll-Rand Co., Ltd. "A"	35,422	1,480,285
ITT Industries, Inc.	19,494	1,095,953
Navistar International Corp.*	6,571	181,228
PACCAR, Inc.	17,934	1,263,988
Pall Corp.	12,353	385,290
Parker Hannifin Corp.	12,679	1,022,054

		18,881,089
Road & Rail 0.8%
Burlington Northern Santa Fe Corp.	39,438	3,286,369
CSX Corp.	23,074	1,379,825
Norfolk Southern Corp.	44,686	2,416,172
Union Pacific Corp.	27,981	2,612,026

		9,694,392
Trading Companies & Distributors 0.1%
W.W. Grainger, Inc.	8,509	641,153
Information Technology 15.9%
Communications Equipment 3.1%
ADC Telecommunications, Inc.*	12,630	323,202
Andrew Corp.*	20,880	256,406
Avaya, Inc.*	44,092	498,240
Ciena Corp.*	61,560	320,728
Cisco Systems, Inc.*	650,095	14,087,559
Comverse Technologies, Inc.*	21,506	506,036
Corning, Inc.*	162,922	4,384,231
JDS Uniphase Corp.*	176,331	735,300
Lucent Technologies, Inc.*	472,385	1,440,774
Motorola, Inc.	264,080	6,050,073
QUALCOMM, Inc.	174,920	8,852,701
Tellabs, Inc.*	47,616	757,094

		38,212,344
Computers & Peripherals 3.6%
Apple Computer, Inc.*	89,962	5,642,417
Dell, Inc.*	248,809	7,404,556
EMC Corp.*	251,267	3,424,769
Gateway, Inc.*	28,177	61,708
Hewlett-Packard Co.	298,927	9,834,698
International Business Machines Corp.	165,702	13,665,444
Lexmark International, Inc. "A"*	11,568	524,956
NCR Corp.*	19,451	812,857
Network Appliance, Inc.*	39,384	1,419,005
QLogic Corp.*	17,018	329,298
Sun Microsystems, Inc.*	364,781	1,871,327

		44,991,035
Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc.*	43,897	1,648,332
Jabil Circuit, Inc.*	18,147	777,781
Molex, Inc.	15,217	505,204
Sanmina-SCI Corp.*	56,217	230,490
Solectron Corp.*	96,707	386,828
Symbol Technologies, Inc.	26,250	277,725

Tektronix, Inc.	7,924	282,966

		4,109,326
Internet Software & Services 1.4%
eBay, Inc.*	121,468	4,744,540
Google, Inc. "A"*	21,500	8,382,304
VeriSign, Inc.*	26,000	623,740
Yahoo!, Inc.*	133,388	4,303,097

		18,053,681
IT Consulting & Services 1.1%
Affiliated Computer Services, Inc. "A"*	12,373	738,173
Automatic Data Processing, Inc.	61,208	2,795,981
Computer Sciences Corp.*	19,344	1,074,559
Convergys Corp.*	13,472	245,325
Electronic Data Systems Corp.	54,791	1,470,043
First Data Corp.	81,212	3,802,346
Fiserv, Inc.*	21,342	908,102
Paychex, Inc.	36,911	1,537,712
Sabre Holdings Corp.	12,752	300,055
Unisys Corp.*	34,080	234,811

		13,107,107
Office Electronics 0.1%
Xerox Corp.*	98,388	1,495,498
Semiconductors & Semiconductor Equipment 2.9%
Advanced Micro Devices, Inc.*	50,060	1,659,990
Altera Corp.*	38,186	788,159
Analog Devices, Inc.	39,035	1,494,650
Applied Materials, Inc.	167,730	2,936,952
Applied Micro Circuits Corp.*	31,100	126,577
Broadcom Corp. "A"*	45,821	1,977,634
Freescale Semiconductor, Inc. "B"*	45,687	1,268,728
Intel Corp. (a)	621,845	12,032,701
KLA-Tencor Corp.	21,145	1,022,572
Linear Technology Corp.	32,314	1,133,575
LSI Logic Corp.*	39,813	460,238
Maxim Integrated Products, Inc.	34,101	1,266,852
Micron Technology, Inc.*	65,320	961,511
National Semiconductor Corp.	35,926	1,000,180
Novellus Systems, Inc.*	14,814	355,536
NVIDIA Corp.*	18,107	1,036,807
PMC-Sierra, Inc.*	19,610	241,007
Teradyne, Inc.*	21,004	325,772
Texas Instruments, Inc.	169,179	5,493,242
Xilinx, Inc.	36,646	933,007

		36,515,690
Software 3.4%
Adobe Systems, Inc.	63,410	2,214,277
Autodesk, Inc.	24,448	941,737
BMC Software, Inc.*	22,706	491,812
CA, Inc.	48,259	1,313,128
Citrix Systems, Inc.*	19,198	727,604
Compuware Corp.*	44,846	351,144
Electronic Arts, Inc.*	31,958	1,748,742
Intuit, Inc.*	18,785	999,174
Microsoft Corp.	939,401	25,561,101
Novell, Inc.*	41,136	315,925

Oracle Corp.*	398,278	5,452,426
Parametric Technology Corp.*	10,716	174,992
Symantec Corp.*	111,052	1,869,005

		42,161,067
Materials 3.0%
Chemicals 1.5%
Air Products & Chemicals, Inc.	23,539	1,581,585
Ashland, Inc.	7,708	547,885
Dow Chemical Co.	102,561	4,163,977
E.I. du Pont de Nemours & Co.	97,212	4,103,318
Eastman Chemical Co.	8,730	446,801
Ecolab, Inc.	19,566	747,421
Engelhard Corp.	11,700	463,437
Hercules, Inc.*	9,507	131,197
International Flavors & Fragrances, Inc.	8,143	279,468
Monsanto Co.	28,558	2,420,290
PPG Industries, Inc.	17,650	1,118,127
Praxair, Inc.	34,285	1,890,818
Rohm & Haas Co.	15,194	742,531
Sigma-Aldrich Corp.	7,120	468,425
Tronox, Inc. "B"*	246	4,175

		19,109,455
Construction Materials 0.1%
Vulcan Materials Co.	10,625	920,656
Containers & Packaging 0.2%
Ball Corp.	11,636	510,006
Bemis Co., Inc.	9,772	308,600
Pactiv Corp.*	14,819	363,658
Sealed Air Corp.	8,448	488,885
Temple-Inland, Inc.	11,736	522,839

		2,193,988
Metals & Mining 0.9%
Alcoa, Inc.	92,681	2,832,332
Allegheny Technologies, Inc.	9,117	557,778
Freeport-McMoRan Copper & Gold, Inc. "B"	18,996	1,135,391
Newmont Mining Corp.	47,432	2,461,247
Nucor Corp.	16,465	1,725,367
Phelps Dodge Corp.	21,040	1,694,351
United States Steel Corp.	11,559	701,400

		11,107,866
Paper & Forest Products 0.3%
International Paper Co.	52,418	1,812,090
Louisiana-Pacific Corp.	11,473	312,066
MeadWestvaco Corp.	19,559	534,156
Weyerhaeuser Co.	25,745	1,864,711

		4,523,023
Telecommunication Services 3.3%
Diversified Telecommunication Services 2.4%
AT&T, Inc.	410,147	11,090,375
BellSouth Corp.	190,341	6,595,316
CenturyTel, Inc.	13,919	544,511
Citizens Communications Co.	34,490	457,682
Qwest Communications International, Inc.*	163,140	1,109,352

Verizon Communications, Inc.	309,329	10,535,746

		30,332,982
Wireless Telecommunication Services 0.9%
ALLTEL Corp.	40,808	2,642,318
Sprint Nextel Corp.	313,668	8,105,181

		10,747,499
Utilities 3.1%
Electric Utilities 1.5%
Allegheny Energy, Inc.*	17,010	575,788
American Electric Power Co., Inc.	42,316	1,439,590
Cinergy Corp.	22,049	1,001,245
Edison International	34,467	1,419,351
Entergy Corp.	22,156	1,527,435
Exelon Corp.	70,842	3,747,542
FirstEnergy Corp.	35,254	1,723,921
FPL Group, Inc.	41,684	1,673,196
Pinnacle West Capital Corp.	9,508	371,763
PPL Corp.	39,928	1,173,883
Progress Energy, Inc.	26,631	1,171,231
Southern Co.	79,304	2,598,792

		18,423,737
Gas Utilities 0.0%
Nicor, Inc.	3,884	153,651
Peoples Energy Corp.	3,228	115,046

		268,697
Independent Power Producers & Energy Traders 0.3%
AES Corp.*	69,848	1,191,607
Constellation Energy Group	18,710	1,023,624
Dynegy, Inc. "A"*	31,872	152,986
TXU Corp.	48,912	2,189,301

		4,557,518
Multi-Utilities 1.3%
Ameren Corp.	21,169	1,054,640
CenterPoint Energy, Inc.	31,321	373,660
CMS Energy Corp.*	24,072	311,732
Consolidated Edison, Inc.	27,922	1,214,607
Dominion Resources, Inc.	36,417	2,513,865
DTE Energy Co.	18,157	727,914
Duke Energy Corp.	99,087	2,888,386
KeySpan Corp.	18,414	752,580
NiSource, Inc.	27,508	556,212
PG&E Corp.	36,549	1,421,756
Public Service Enterprise Group, Inc.	25,875	1,657,035
Sempra Energy	29,187	1,356,028
TECO Energy, Inc.	20,700	333,684
Xcel Energy, Inc.	41,557	754,260

		15,916,359

Total Common Stocks (Cost $1,063,804,496)		1,243,446,224

				Principal Amount ($)	Value ($)

US Treasury Obligations 0.1%
US Treasury Bills:
3.931% **, 4/6/2006 (b)				30,000	29,984
3.945% **, 4/6/2006 (b)				65,000	64,964
3.938% **, 4/6/2006 (b)				1,265,000	1,264,308

Total US Treasury Obligations (Cost $1,359,256)					1,359,256

				Shares	Value ($)

Securities Lending Collateral 1.4%
Daily Assets Fund Institutional, 4.73% (c) (d) (Cost $17,397,100)				17,397,100	17,397,100
Cash Equivalents 0.5%
Cash Management QP Trust, 4.64% (e) (Cost $6,561,803)				6,561,803	6,561,803
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 1,089,122,655)				101.4	1,268,764,383
Other Assets and Liabilities, Net				(1.4)	(17,233,917)

Net Assets				100.0	1,251,530,466

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
(a)				All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2006 amounted to $17,014,939 which is 1.4% of net assets.
(b)				At March 31, 2006, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)				Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)				Represents collateral held in connection with securities lending.
(e)				Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
At March 31, 2006, open futures contracts purchased as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

S&P 500 Index	6/15/2006	27	8,871,247	8,797,275	(73,972)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 May 19, 2006